Aug. 22, 2025
U.S. Government Securities Fund | U.S. Government Securities Fund®
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)